Note 8 Fair value of financial assets by levels, valuation techniques and inputs (Details)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Financial assets at fair value by levels [Line Items]
Observable inputs	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Equity investments [member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Comparable pricing (Observable price in a similar market)Net asset value
Observable inputs	- Brokers quotes- Market operations- NAVs published
Unobservable inputs	- NAV provided by the administrator of the fund
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)Observed prices in non-active markets
Observable inputs	- Issuer´s credit risk- Current market interest rates- Non active markets prices
Unobservable inputs	- Prepayment rates- Issuer´s credit risk- Recovery rates
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | loans and advances [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs	- Issuer´s credit risk- Current market interest rates- Funding interest rates observed in the market or in consensus services- Exchange rates
Unobservable inputs	- Prepayment rates- Issuer´s credit risk- Recovery rates- Funding interest rates not observed in the market or in consensus services
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Interest rate, measurement input [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flowsCaps/Floors: Black 76 and SABRBond options: Black 76Swaptions: Black, SABR and LGMOther Interest rate Options: Black, SABR, Libor Market Model and QGM.Constant Maturity Swaps: SABR
Unobservable inputs	- Beta- Implicit correlations between tenors- interest rates volatility
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Components of equity [domain]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment and Heston
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Foreign exchange and gold [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, momentum adjustment
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Derivatives [member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Credit Derivatives: Default model and Gaussian copula
Unobservable inputs	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Commodities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Commodities: Momentum adjustment and discounted cash flows
Non trading financial assets mandatorily at fair value through profit or loss [Member] | Equity investments [member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Comparable pricing (Observable price in a similar market)Net asset value
Observable inputs	- Brokers quotes- Market operations- NAVs published
Unobservable inputs	- NAV provided by the administrator of the fund
Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs	- Issuer credit risk- Current market interest rates
Unobservable inputs	- Prepayment rates- Issuer credit risk- Recovery rates
Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Discounted future cash flows
Unobservable inputs	- Prepayment rates- Interest rates
Financial assets at fair value through profit or loss, category [member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs	- Issuer credit risk- Current market interest rates
Financial assets at fair value through other comprehensive income, category [member] | Equity investments [member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Comparable pricing (Observable price in a similar market)Net asset value
Observable inputs	- Brokers quotes- Market operations- NAVs published
Unobservable inputs	- NAV provided by the administrator of the fund
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)Observed prices in non-active markets
Observable inputs	- Issuer´s credit risk- Current market interest rates- Non active market prices
Unobservable inputs	- Prepayment rates- Issuer credit risk- Recovery rates
Hedging derivatives [Member]
Financial assets at fair value by levels [Line Items]
Observable inputs	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Hedging derivatives [Member] | Interest rate, measurement input [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flowsCaps/Floors: Black 76 and SABRBond options: Black 76Swaptions: Black, SABR and LGMOther Interest rate Options: Black, SABR and Libor Market ModelConstant Maturity Swaps: SABR
Unobservable inputs	- Beta- Implicit correlations between tenors- interest rates volatility
Hedging derivatives [Member] | Components of equity [domain]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, Black 76, Momentum adjustment and Heston
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Hedging derivatives [Member] | Foreign exchange and gold [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, momentum adjustment
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Hedging derivatives [Member] | Derivatives [member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Credit Derivatives: Default model and Gaussian copula
Unobservable inputs	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Hedging derivatives [Member] | Commodities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Commodities: Momentum adjustment and Discounted cash flows
Unobservable inputs